SHAREDHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Mar. 24, 2025	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 16, 2025 shares	Mar. 07, 2025 $ / shares
Class of Stock
Directors elected (as a percent)		25.00%
Stock repurchased (in shares)		7.7	0.0	3.2
Stock repurchased (in USD per share) | $ / shares		$ 41.18		$ 51.00
Value of stock repurchased | $		$ 316.1		$ 165.6
Angi
Class of Stock
Stock split conversion ratio	0.1
June 2020 Share Authorization
Class of Stock
Stock repurchased (in shares)		3.7
2025 Share Authorization
Class of Stock
Stock repurchased (in shares)		4.0
Stock authorized for repurchase (in shares)						10.0
Share repurchase program, remaining authorized (in shares)		6.0
Common Stock
Class of Stock
Number of votes | vote		1
Common stock, par value (in USD per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001
Common Stock | Angi
Class of Stock
Stock distribution ratio	0.5251
Common Stock | Angi
Class of Stock
Common stock, par value (in USD per share) | $ / shares					$ 0.001
Class B Common Stock
Class of Stock
Number of votes | vote		10
Common stock, par value (in USD per share) | $ / shares		$ 0.0001	$ 0.0001				$ 0.0001